Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-term Debt
DEBT
A summary of long-term debt, including the current portion, follows:

	2012	2011
5.75% notes due 2012	$—	$300
4.90% notes due 2013 ($200 converted to floating rate by interest rate swap)	300	300
5.95% notes due 2014 ($100 converted to floating rate by interest rate swap)	250	250
Floating rate notes due 2014 ($300 converted to fixed rate by interest rate swap)	300	300
5.45% debentures due 2015	300	—
4.65% notes due 2015	100	100
0.95% senior notes due 2015	600	—
2.375% debentures due 2016	250	—
5.30% notes due 2017 ($150 converted to floating rate by interest rate swap)	250	250
6.10% debentures due 2017	300	—
1.50% senior notes due 2017	1,000	—
5.60% notes due 2018 ($415 converted to floating rate by interest rate swap)	450	450
4.215% Japanese Yen notes due 2018	116	129
6.95% notes due 2019 ($300 converted to floating rate by interest rate swap)	300	300
3.875% debentures due 2020	250	—
3.47% notes due 2021	300	—
8.10% debentures due 2022	100	100
2.75% senior notes due 2022	1,600	—
3.68% notes due 2023	300	—
6.50% debentures due 2025	145	145
7.65% debentures due 2029 ($50 converted to floating rate by interest rate swap)	200	200
4.00% senior notes due 2032	700	—
5.45% debentures due 2034 ($25 converted to floating rate by interest rate swap)	140	140
5.80% notes due 2037	240	240
4.15% senior notes due 2042	1,000	—
5.25% to 12.5% notes (maturities ranging from 2012 to 2035)	255	266
Other	330	217
Total long-term debt	10,076	3,687
Less current portion of long-term debt	(314)	(321)
Long-term debt less current portion	$9,762	$3,366

Short-term debt of $757 at December 31, 2012 included an outstanding borrowing of $669 on a $6.75 billion, 364-day bridge facility, as described below, $75 of short-term commercial paper in the United States which had a weighted-average interest rate of 0.50%, $9 of other short-term debt in the United States, and $4 of short-term debt outside the United States. Short-term debt of $86 at December 31, 2011 included $75 of short-term commercial paper in the United States which had a weighted-average interest rate of 0.45%, $10 of other short-term debt in the United States, and $1 of short-term debt outside the United States. Borrowings outside the United States are generally denominated in local currencies. Operations outside the United States had available short-term lines of credit of $2,099 from various banks worldwide at December 31, 2012.
On November 30, 2012, the closing date of the acquisition of Cooper, Eaton borrowed $1,669 on a $6.75 billion, 364-day bridge facility (the Facility) which was obtained on May 21, 2012. The Facility was obtained to finance a portion of the cash paid to acquire Cooper and was available in a single draw on the closing date of the acquisition. At December 31, 2012, $669 remained outstanding. Related deferred financing fees totaled $69, of which $68 have been amortized in Interest expense-net as of December 31, 2012. On February 1, 2013, Eaton repaid the outstanding balance on the Facility.
On November 14, 2012, Eaton issued senior notes (the Senior Notes) totaling $4,900 related to financing the cash portion of the acquisition of Cooper. The Senior Notes are comprised of five tranches which mature in 2015, 2017, 2022, 2032 and 2042, with interest payable semi-annually at a respective rate of 0.95%, 1.50%, 2.75%, 4.00% and 4.15%. Eaton received proceeds totaling $4,853 from the issuance, net of financing costs and nominal discounts. The Senior Notes are fully and unconditionally guaranteed on an unsubordinated, unsecured basis by Eaton and certain of its direct and indirect subsidiaries. The Senior Notes contain an optional redemption provision by which the Company may make an offer to purchase all or any part of the Senior Notes at a purchase price of the greater of (a) 100% of the principal amount of the respective Senior Notes being redeemed, or (b) the sum of the present values of the respective remaining scheduled payments of principal and interest, discounted to the redemption date on a semi-annual basis, plus basis points ranging from 10 to 25 based on the respective Senior Note tranche. The Senior Notes also contain a change of control provision which requires the Company to make an offer to purchase all or any part of the Senior Notes at a purchase price of 101% of the principal amount plus accrued and unpaid interest. The Senior Notes are required to be registered within 360 days of issuance and are subject to penalties for failure to comply with this provision. At December 31, 2012, capitalized deferred financing fees total $40. The capitalized deferred financing fees and nominal discounts are amortized in Interest expense-net over the respective terms of the Senior Notes. The Senior Notes are subject to customary non-financial covenants.
On June 28, 2012, Eaton received proceeds totaling $600 from the private issuance of $300, 3.47% notes due June 28, 2021 and $300, 3.68% notes due June 28, 2023 (collectively, the Notes). Interest is payable semi-annually. The Notes contain a change of control provision which requires the Company to make an offer to purchase all or any part of the Notes at a purchase price of 100% of the principal amount plus accrued and unpaid interest. The Notes are subject to certain customary covenants and are fully and unconditionally guaranteed by Eaton and certain of its direct and indirect subsidiaries.
On June 14, 2012, Eaton refinanced a $500, three-year revolving credit facility and a $500, five-year revolving credit facility with a $750 three-year revolving credit facility that will expire June 14, 2015 and a $750, five-year revolving credit facility that will expire June 14, 2017, respectively. On June 16, 2011, Eaton refinanced a $500, five-year revolving credit facility that had been set to expire on September 1, 2011. The new $500, five-year revolving credit facility will expire June 16, 2016. The 2012 refinancings increased long-term revolving credit facilities from $1,500 to $2,000. The revolving credit facilities are used to support commercial paper borrowings and are fully and unconditionally guaranteed by Eaton and certain of its direct and indirect subsidiaries, including Cooper. There were no borrowings outstanding under Eaton's revolving credit facilities at December 31, 2012 or 2011.
On June 16, 2011, Eaton issued $300 floating rate senior unsecured Notes due June 16, 2014 (the Floating Rate Notes). The Floating Rate Notes bear interest annually at a floating rate, reset quarterly, equal to the three-month LIBOR rate for U.S. dollars plus 0.33%. Interest is payable quarterly in arrears. The Floating Rate Notes contain a provision which requires the Company to make an offer to purchase all or any part of the Floating Rate Notes at a purchase price of 101% of the principal amount plus accrued and unpaid interest if certain change of control events occur. The Floating Rate Notes are subject to customary non-financial covenants.
Eaton is in compliance with each of its debt covenants for all periods presented. Eaton Corporation and Cooper each issued guarantees on November 30, 2012 and January 8, 2013, respectively, on all material outstanding debt of the other.
Mandatory maturities of long-term debt for each of the next five years follow:

2013	$314
2014	568
2015	1,008
2016	261
2017	1,551

Interest paid on debt follows:

2012	$276
2011	174
2010	170